MORGAN STANLEY 21ST CENTURY TREND FUND
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2002


DEAR SHAREHOLDER:

During the six-month period ended January 31, 2002, the U.S. economy shrank initially, then experienced barely discernible positive growth toward the end. Capital spending led the economy downward, as it has throughout this period of weakness. The consumer continued to carry the day, aided by a lower cost of borrowing and lower prices in the form of markdowns and sales incentives.

The Federal Reserve Board cut the discount rate by 200 basis points (2.00 percent) during the period, from 3.75 percent to 1.75 percent. The effects have thus far only partially flowed through to the consumer. Thirty-year fixed mortgage rates declined 80 basis points from July through October but have since bounced upward, ending the period only 15 basis points (0.15 percent) lower than where they began. The Fed's program of interest-rate cuts has not resulted in a lower cost of funding for corporations. Corporate borrowing rates did drop toward the end of October but ended the period unchanged.

The stock market dropped sharply during the beginning of this period, with the decline culminating in the week following September 11. However, as the consensus view began to hold that monetary stimulus would be accompanied by significant new fiscal stimulus, the stock market rebounded. In January, however, the stock market trended down. Factors weighing upon it included the failure of the U.S. government to pass a fiscal stimulus package and the growing awareness that a number of Fortune 500 companies, Enron and Tyco notable among them, have allowed serious lapses to occur in corporate governance.

The market's January decline was also partially the result of international factors. For one, Argentina defaulted on its government debt. While this development was widely anticipated, that country's government has moved surprisingly slowly to implement reforms that would allow the economy to move forward. In addition, Japan continues to experience deflation and recession and has taken little action to reform its economy.

On the positive side, leading indicators are pointing to an economic rebound during the first half of this year.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended January 31, 2002, Morgan Stanley 21st Century Trend Fund's Class A, B, C and D shares posted total returns of -4.91 percent, -5.47 percent, -5.47 percent and -4.89 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500)* returned -6.01 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume reinvestment of all distributions but do not reflect the deduction of any

--------------
 * The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY 21ST CENTURY TREND FUND
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2002 CONTINUED


applicable sales charges. The Fund's outperformance relative to its benchmark can be attributed to an increase in the Fund's exposure to cyclical industries.

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies that we believe will benefit from changing economic, demographic and social trends in the new millennium. The Fund ended the period with overweightings in consumer cyclicals and technology.

One significant theme for the Fund is its focus on the so-called echo boomers. There are 72 million of these 8- to 25-year-old Americans, almost as large a group as the 77 million baby boomers. The echo boomers should, in our view, have a positive impact on housing-related industries for years to come as they reach their mid twenties and start families. We also believe that consumer staples and consumer cyclical companies should profit as this group matures, with restaurants, home builders, toy companies and household furnishing companies being possible beneficiaries.

In the technology sector, we are focusing on companies that we expect to outperform due to market-share gains. These include companies in the software, semiconductor and Internet services areas that we consider to have strong new-product cycles.

We have reduced the Fund's stake in the health-care sector to an underweighted position relative to the S&P 500. With the 2002 election looming, we expect that the rhetoric regarding the costs of health care costs may hinder this group's performance.

LOOKING AHEAD

Going forward, we believe that the stock market's performance will be driven by earnings growth, not price-to-earnings (P/E) expansion. One concern we have is that P/Es may be negatively affected should deflation become a more widespread phenomenon. Deflation has recently spread to a number of new countries, including Singapore and Taiwan. Japan, China and Hong Kong had already been experiencing deflation intermittently. We are not assuming deflation will spread further, but will continue to monitor the situation closely.

Given this backdrop, we are focusing on valuations. We plan to continue emphasizing companies that we anticipate will achieve strong earnings growth resulting from innovation or exposure to positive demographic trends.

We appreciate your ongoing support of Morgan Stanley 21st Century Trend Fund and look forward to continuing to serve your investment needs.



Very truly yours,


/s/ Charles A. Fiumefreddo             /s/ Mitchell M. Merin
Charles A. Fiumefreddo                Mitchell M. Merin
Chairman of the Board                 President

MORGAN STANLEY 21ST CENTURY TREND FUND
FUND PERFORMANCE o JANUARY 31, 2002


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 CLASS A SHARES*
---------------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
1 Year                          (26.15)%(1)         (30.03)%(2)
Since Inception (2/25/00)       (25.78)%(1)         (27.82)%(2)


                                CLASS B SHARES**
---------------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
1 Year                               (26.75)%(1)         (30.42)%(2)
Since Inception (2/25/00)            (26.40)%(1)         (27.93)%(2)

                                 CLASS C SHARES+
---------------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
1 Year                               (26.75)%(1)         (27.49)%(2)
Since Inception (2/25/00)            (26.40)%(1)         (26.40)%(2)


                                CLASS D SHARES++
---------------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
1 Year                               (25.98)%(1)
Since Inception (2/25/00)            (25.64)%(1)



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchse.
++   Class D shares have no sales charge.

MORGAN STANLEY 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                                       VALUE
-----------------------------------------------------------------------
                       Common Stocks (92.0%)
                       Advertising/Marketing Services (1.3%)
  106,300              DoubleClick Inc.* ...............   $  1,200,127
   42,900              Harte-Hanks Inc. ................      1,233,375
   23,900              Lamar Advertising Co.* ..........        866,853
                                                           ------------
                                                              3,300,355
                                                           ------------
                       Aerospace & Defense (0.4%)
   27,900              Raytheon Co. ....................      1,067,733
                                                           ------------
                       Air Freight/Couriers (1.1%)
   49,500              FedEx Corp.* ....................      2,650,725
                                                           ------------
                       Airlines (0.4%)
   34,200              Ryanair Holdings PLC (ADR)
                         (Ireland)* ....................      1,102,950
                                                           ------------
                       Apparel/Footwear (2.2%)
   40,200              Coach, Inc.* ....................      1,855,230
   36,400              Nike, Inc. (Class B) ............      2,180,724
   47,500              Polo Ralph Lauren Corp.* ........      1,311,950
                                                           ------------
                                                              5,347,904
                                                           ------------
                       Apparel/Footwear Retail (1.7%)
   83,700              Hot Topic, Inc.* ................      2,806,461
   81,170              Industria de Diseno Textil, S.A.
                         (Spain) .......................      1,542,117
                                                           ------------
                                                              4,348,578
                                                           ------------
                       Biotechnology (3.5%)
   20,500              Gilead Sciences, Inc.* ..........      1,340,905
   60,600              MedImmune, Inc.* ................      2,567,622
   21,400              Myriad Genetics, Inc.* ..........        907,360
   57,700              Neurocrine Biosciences,
                         Inc.* .........................      2,400,897
   26,900              NPS Pharmaceuticals, Inc.* ......        807,000
   22,000              Trimeris, Inc.* .................        794,200
                                                           ------------
                                                              8,817,984
                                                           ------------
                       Broadcasting (0.9%)
   81,100              USA Networks, Inc.* .............      2,318,649
                                                           ------------
                       Building Products (0.7%)
   64,500              Masco Corp. .....................      1,726,020
                                                           ------------
                       Cable/Satellite TV (0.5%)
   32,200              Comcast Corp. (Class A
                         Special)* .....................      1,144,066
                                                           ------------
 NUMBER OF
  SHARES                                                       VALUE
-----------------------------------------------------------------------
                       Computer Communications (1.6%)
   44,800              Brocade Communications
                         Systems, Inc.* ................   $  1,630,720
   64,600              Cisco Systems, Inc.* ............      1,277,788
   22,700              Emulex Corp.* ...................      1,044,427
                                                           ------------
                                                              3,952,935
                                                           ------------
                       Computer Peripherals (0.3%)
   40,600              Network Appliance, Inc.* ........        728,770
                                                           ------------
                       Computer Processing
                         Hardware (2.7%)
  126,700              Dell Computer Corp.* ............      3,477,915
  303,700              Sun Microsystems, Inc.* .........      3,267,812
                                                           ------------
                                                              6,745,727
                                                           ------------
                       Containers/Packaging (0.7%)
   99,800              Pactiv Corp.* ...................      1,796,400
                                                           ------------
                       Contract Drilling (2.4%)
   37,500              ENSCO International Inc. ........        892,500
   46,500              GlobalSantaFe Corp. .............      1,320,600
   29,600              Nabors Industries, Inc.* ........        926,776
   54,900              Rowan Companies, Inc.* ..........        989,847
   61,800              Transocean Sedco Forex Inc.......      1,893,552
                                                           ------------
                                                              6,023,275
                                                           ------------
                       Discount Stores (2.1%)
   28,200              99 Cents Only Stores* ...........      1,004,202
   17,200              Costco Wholesale Corp.* .........        791,200
   57,600              Wal-Mart Stores, Inc. ...........      3,454,848
                                                           ------------
                                                              5,250,250
                                                           ------------
                       Electrical Products (0.4%)
   40,600              02Micro International Ltd.
                         (Cayman Islands)* .............        981,708
                                                           ------------
                       Electronic Equipment/
                         Instruments (0.4%)
   25,700              Waters Corp.* ...................        889,220
                                                           ------------
                       Electronic Production
                         Equipment (2.8%)
   14,000              Amkor Technology, Inc.* .........        252,420
   22,800              Brooks Automation, Inc.* ........      1,115,604
   73,700              KLA-Tencor Corp.* ...............      4,221,536
    6,300              Photon Dynamics, Inc.* ..........        252,882
   34,100              Photronics, Inc.* ...............      1,186,339
                                                           ------------
                                                              7,028,781
                                                           ------------

                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) CONTINUED


 NUMBER OF
  SHARES                                                       VALUE
-----------------------------------------------------------------------
                       Electronics/Appliance Stores (1.1%)
      52,600           Blockbuster, Inc. (Class A) ......   $  1,025,700
      53,400           Circuit City Stores, Inc.-
                         Circuit City Group .............      1,593,456
                                                            ------------
                                                               2,619,156
                                                            ------------
                       Finance/Rental/Leasing (1.1%)
      60,700           Ryder System, Inc. ...............      1,516,286
      14,000           USA Education Inc. ...............      1,260,000
                                                            ------------
                                                               2,776,286
                                                            ------------
                       Financial Conglomerates (2.9%)
    105,900            Citigroup, Inc. ..................      5,019,660
     22,600            Prudential Financial, Inc.* ......        701,730
     25,500            State Street Corp. ...............      1,371,390
                                                            ------------
                                                               7,092,780
                                                            ------------
                       Financial Publishing/Services (0.4%)
     27,000            Moody's Corp. ....................      1,013,040
                                                            ------------
                       Food Retail (0.1%)
      6,500            Whole Foods Market, Inc.* ........        278,200
                                                            ------------
                       Food: Major Diversified (1.3%)
     38,700            Kellogg Co. ......................      1,194,282
     20,900            Kraft Foods Inc. (Class A) .......        774,554
     23,000            PepsiCo, Inc. ....................      1,152,070
                                                            ------------
                                                               3,120,906
                                                            ------------
                       Food: Meat/Fish/Dairy (1.1%)
     19,200            Dean Foods Co. ...................      1,255,680
     41,000            Dreyer's Grand Ice Cream,
                         Inc. ...........................      1,582,600
                                                            ------------
                                                               2,838,280
                                                            ------------
                       Food: Specialty/Candy (0.6%)
     68,600            Hain Celestial Group, Inc.* ......      1,563,394
                                                            ------------
                       Forest Products (0.4%)
     16,700            Weyerhaeuser Co. .................        973,944
                                                            ------------
                       Home Building (3.4%)
     20,400            Beazer Homes USA Inc.* ...........      1,634,040
     18,300            Centex Corp. .....................      1,088,484
     34,100            D.R. Horton, Inc. ................      1,276,704
     34,200            KB HOME ..........................      1,472,652
     13,500            Lennar Corp. .....................        748,575
     18,700            Ryland Group, Inc. (The) .........      1,464,397
     19,200            Toll Brothers, Inc.* .............        875,520
                                                            ------------
                                                               8,560,372
                                                            ------------
 NUMBER OF
  SHARES                                                       VALUE
-----------------------------------------------------------------------
                       Home Furnishings (0.4%)
     27,200            Furniture Brands International,
                         Inc.* ..........................   $  1,000,144
                                                            ------------
                       Home Improvement Chains (0.5%)
     25,000            Lowe's Companies, Inc. ...........      1,151,750
                                                            ------------
                       Hospital/Nursing Management (1.4%)
     46,500            HCA Inc. .........................      1,976,250
     23,500            Tenet Healthcare Corp.* ..........      1,499,065
                                                            ------------
                                                               3,475,315
                                                            ------------
                       Industrial Conglomerates (0.9%)
     32,200            General Electric Co. .............      1,196,230
     16,400            United Technologies Corp. ........      1,127,172
                                                            ------------
                                                               2,323,402
                                                            ------------
                       Industrial Specialties (0.4%)
     73,900            RPM, Inc. ........................      1,090,764
                                                            ------------
                       Information Technology Services (0.7%)
     22,100            Manhattan Associates, Inc.* ......        589,186
     31,600            PeopleSoft, Inc.* ................      1,026,684
                                                            ------------
                                                               1,615,870
                                                            ------------
                       Internet Software/Services (5.2%)
     78,400            Alloy, Inc.* .....................      1,685,600
     91,500            BEA Systems, Inc.* ...............      1,658,895
     42,200            Business Objects S.A. (ADR)
                         (France)* ......................      1,700,660
    113,000            F5 Networks, Inc.* ...............      2,641,940
     36,900            Internet Security Systems,
                         Inc.* ..........................      1,509,948
    220,400            Yahoo! Inc.* .....................      3,799,696
                                                            ------------
                                                              12,996,739
                                                            ------------
                       Investment Banks/Brokers (4.2%)
     28,100            Goldman Sachs Group, Inc.
                         (The) ..........................      2,444,138
     25,200            Legg Mason, Inc. .................      1,319,472
     45,200            Lehman Brothers Holdings,
                         Inc. ...........................      2,927,604
     20,300            Merrill Lynch & Co., Inc. ........      1,034,894
    185,200            Schwab (Charles) Corp. (The)......      2,661,324
                                                            ------------
                                                              10,387,432
                                                            ------------

                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) CONTINUED

   NUMBER OF
    SHARES                                                         VALUE
----------------------------------------------------------------------------
                       Major Banks (1.7%)
    33,000             Bank of America Corp. ................   $  2,079,990
    18,300             Comerica, Inc. .......................      1,030,107
     3,710             Kookmin Bank (ADR) (South
                         Korea) .............................        165,244
    18,500             Wells Fargo & Co. ....................        858,215
                                                                ------------
                                                                   4,133,556
                                                                ------------
                       Managed Health Care (0.7%)
    23,700             Trigon Healthcare, Inc.* .............      1,742,661
                                                                ------------
                       Media Conglomerates (0.6%)
    20,200             Viacom, Inc. (Class B)
                         (Non-Voting)* ......................        807,798
    17,800             Vivendi Universal SA (ADR)
                         (France) ...........................        758,814
                                                                ------------
                                                                   1,566,612
                                                                ------------
                       Medical Distributors (0.3%)
    10,700             Andrx Group* .........................        628,518
                                                                ------------
                       Medical Specialties (2.9%)
    24,300             Biomet, Inc. .........................        784,647
    45,300             Boston Scientific Corp.* .............      1,017,891
    41,000             Guidant Corp.* .......................      1,970,050
    10,400             Medtronic, Inc. ......................        512,408
     6,900             St. Jude Medical, Inc.* ..............        547,170
    77,180             Zimmer Holdings, Inc.* ...............      2,510,665
                                                                ------------
                                                                   7,342,831
                                                                ------------
                       Miscellaneous Commercial
                         Services (0.4%)
    24,700             Sabre Holdings Corp.* ................      1,103,596
                                                                ------------
                       Oilfield Services/Equipment (0.8%)
    19,200             Smith International, Inc.* ...........      1,056,960
    25,500             Weatherford International, Inc.*              981,495
                                                                ------------
                                                                   2,038,455
                                                                ------------
                       Other Consumer Services (3.6%)
    17,200             eBay, Inc.* ..........................      1,015,144
    18,500             Expedia, Inc. (Class A)* .............      1,041,550
    54,500             Hotel Reservations Network,
                         Inc. (Class A)* ....................      3,050,365
    43,200             Ticketmaster (Class B) * .............      1,092,096
    42,700             Travelocity.com Inc.* ................      1,098,244
    46,200             Weight Watchers International,
                         Inc.* ..............................      1,790,250
                                                                ------------
                                                                   9,087,649
                                                                ------------

   NUMBER OF
    SHARES                                                          VALUE
-----------------------------------------------------------------------------
                       Packaged Software (5.5%)
    63,600             Cognos, Inc. (Canada)* ...............   $  1,676,496
    72,800             Informatica Corp.* ...................        920,920
    63,700             Mercury Interactive Corp.* ...........      2,426,970
    78,400             Microsoft Corp.* .....................      4,994,864
    87,200             Network Associates, Inc.* ............      2,615,128
    22,800             VERITAS Software Corp.* ..............        970,140
                                                                ------------
                                                                  13,604,518
                                                                ------------
                       Personnel Services (0.8%)
    48,300             TMP Worldwide, Inc.* .................      2,056,131
                                                                ------------
                       Pharmaceuticals: Major (1.0%)
    38,100             American Home Products
                         Corp. ..............................      2,463,546
                                                                ------------
                       Pharmaceuticals: Other (0.4%)
    12,600             Forest Laboratories, Inc.* ...........      1,044,540
                                                                ------------
                       Property - Casualty Insurers (1.9%)
    27,200             Everest Re Group, Ltd.
                         (Bermuda) ..........................      1,868,640
    15,400             Progressive Corp. (The) ..............      2,276,890
     6,900             XL Capital Ltd. (Class A)
                         (Bermuda) ..........................        608,028
                                                                ------------
                                                                   4,753,558
                                                                ------------
                       Pulp & Paper (0.4%)
    23,800             International Paper Co. ..............        994,364
                                                                ------------
                       Recreational Products (1.1%)
    72,700             JAKKS Pacific, Inc.* .................      1,472,175
    60,200             Mattel, Inc. .........................      1,143,800
                                                                ------------
                                                                   2,615,975
                                                                ------------
                       Regional Banks (2.2%)
    87,200             Compass Bancshares, Inc. .............      2,522,696
    37,000             Fifth Third Bancorp ..................      2,340,250
     6,700             M&T Bank Corp. .......................        502,500
                                                                ------------
                                                                   5,365,446
                                                                ------------
                       Restaurants (3.2%)
    23,300             CBRL Group, Inc. .....................        712,980
    21,800             CEC Entertainment, Inc.* .............        979,910
    66,800             Darden Restaurants, Inc. .............      2,752,160
    52,800             Outback Steakhouse, Inc.* ............      1,958,880
    10,100             Ruby Tuesday, Inc. ...................        255,025
    40,200             Wendy's International, Inc. ..........      1,254,240
                                                                ------------
                                                                   7,913,195
                                                                ------------

                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) CONTINUED

    NUMBER OF
     SHARES                                                        VALUE
--------------------------------------------------------------------------------
                       Semiconductors (5.3%)
     19,800            Analog Devices, Inc.* ...............   $   867,240
     11,800            Genesis Microchip, Inc.* ............       713,546
    163,100            Intel Corp. .........................     5,715,024
     34,400            Intersil Corp. (Class A)* ...........     1,022,368
     24,400            Microchip Technology Inc.* ..........       919,636
     49,400            Micron Technology, Inc.* ............     1,667,250
     17,895            Samsung Electronics Co., Ltd.
                         (GDR) - 144A** (South
                         Korea) ............................     2,196,611
                                                               -----------
                                                                13,101,675
                                                               -----------
                       Services to the Health Industry (1.5%)
     32,400            Laboratory Corp. of America
                         Holdings* .........................     2,637,360
     15,200            Quest Diagnostics Inc.* .............     1,053,208
                                                               -----------
                                                                 3,690,568
                                                               -----------
                       Specialty Insurance (0.4%)
     19,500            MBIA, Inc. ..........................     1,050,660
                                                               -----------
                       Specialty Stores (1.2%)
     20,800            Bed Bath & Beyond Inc.* .............       719,264
     36,500            Sonic Automotive, Inc.* .............     1,040,250
     29,000            Williams-Sonoma, Inc.* ..............     1,334,000
                                                               -----------
                                                                 3,093,514
                                                               -----------
                       Telecommunication Equipment (1.1%)
     18,000            Microtune, Inc.* ....................       388,260
     70,000            Polycom, Inc.* ......................     2,448,600
                                                               -----------
                                                                 2,836,860
                                                               -----------
                       Tools/Hardware (1.4%)
     42,600            Black & Decker Corp. (The) ..........     1,753,416
     39,600            Stanley Works (The) .................     1,754,280
                                                               -----------
                                                                 3,507,696
                                                               -----------
                       Trucking (1.2%)
     62,700            Hunt (J.B.) Tansport Services,
                         Inc.* .............................     1,742,433
     15,000            Landstar Systems, Inc.* .............     1,302,150
                                                               -----------
                                                                 3,044,583
                                                               -----------
    NUMBER OF
     SHARES                                                    VALUE
--------------------------------------------------------------------------------
                       Wireless Communications (0.2%)
     19,600            AO VimpeCom (ADR)
                       (Russia)* ...........................   $   605,640
                                                               -----------
                       Total Common Stocks
                       (Cost $212,569,715)..................   229,486,151
                                                               -----------
  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
               Short-Term Investment (9.8%)
               Repurchase Agreement
$  24,387      Joint repurchase agreement
                 account 1.91% due
                 02/01/02 (dated
                 01/31/02; proceeds
                 $24,388,294) (a)
                 (Cost $24,387,000).........................    24,387,000
                                                                ----------

Total Investments
(Cost $236,956,715) (b).......................   101.8%        253,873,151
Liabilities in Excess of Other
Assets .......................................   (1.8)          (4,527,782)
                                                 -----        ------------
Net Assets ...................................   100.0%       $249,345,369
                                                 =====        ============

---------------------------
ADR   American Depository Receipt.
GDR   Global Depository Receipt.
 *    Non-income producing security.
 **   Resale is restricted to qualified institutional investors.
 (a)  Collateralized by federal agency and U.S. Treasury obligations.
 (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $21,679,265 and the aggregate gross unrealized depreciation is $4,762,829, resulting in net unrealized appreciation of $16,916,436.


                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2002 (unaudited)


ASSETS:
Investments in securities, at value
 (cost $236,956,715)..............................................     $253,873,151
Receivable for:
  Investments sold ...............................................       13,460,394
  Shares of beneficial interest sold .............................           51,334
  Dividends ......................................................           40,832
  Foreign withholding taxes reclaimed ............................           27,223
Prepaid expenses and other assets ................................           66,406
                                                                       ------------
  TOTAL ASSETS ...................................................      267,519,340
                                                                       ------------
LIABILITIES:
Payable for:
  Investments purchased ..........................................       17,346,697
  Shares of beneficial interest repurchased ......................          373,078
  Distribution fee ...............................................          200,563
  Investment management fee ......................................          160,568
Accrued expenses and other payables ..............................           93,065
                                                                       ------------
  TOTAL LIABILITITES .............................................       18,173,971
                                                                       ------------
  NET ASSETS .....................................................     $249,345,369
                                                                       ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................     $528,036,665
Net unrealized appreciation ......................................       16,915,402
Net investment loss ..............................................       (1,724,237)
Accumulated net realized loss ....................................     (293,882,461)
                                                                       ------------
  NET ASSETS .....................................................     $249,345,369
                                                                       ============
CLASS A SHARES: ..................................................
Net Assets .......................................................      $17,425,416
Shares Outstanding (unlimited authorized, $.01 par value).........        3,101,271
  NET ASSET VALUE PER SHARE ......................................            $5.62
                                                                              =====
  MAXIMUM OFFERING PRICE PER SHARE
  (net asset value plus 5.54% of net asset value) ................            $5.93
                                                                              =====
CLASS B SHARES:
Net Assets .......................................................     $202,498,076
Shares Outstanding (unlimited authorized, $.01 par value).........       36,602,037
  NET ASSET VALUE PER SHARE ......................................            $5.53
                                                                              =====
CLASS C SHARES:
Net Assets .......................................................      $26,915,144
Shares Outstanding (unlimited authorized, $.01 par value).........        4,864,987
  NET ASSET VALUE PER SHARE ......................................            $5.53
                                                                              =====
CLASS D SHARES:
Net Assets .......................................................       $2,506,733
Shares Outstanding (unlimited authorized, $.01 par value).........          444,602
  NET ASSET VALUE PER SHARE ......................................            $5.64
                                                                              =====


                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the six months ended January 31, 2002 (unaudited)


NET INVESTMENT LOSS:
INCOME
Dividends .....................................     $     638,791
Interest ......................................           423,933
                                                    -------------
  TOTAL INCOME ................................         1,062,724
                                                    -------------
EXPENSES
Distribution fee (Class A shares) .............            24,752
Distribution fee (Class B shares) .............         1,073,426
Distribution fee (Class C shares) .............           142,560
Investment management fee .....................           996,757
Transfer agent fees and expenses ..............           410,698
Shareholder reports and notices ...............            45,289
Custodian fees ................................            29,447
Registration fees .............................            27,545
Professional fees .............................            24,043
Trustees' fees and expenses ...................             6,183
Other .........................................             6,261
                                                    -------------
  TOTAL EXPENSES ..............................         2,786,961
                                                    -------------
  NET INVESTMENT LOSS .........................        (1,724,237)
                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss .............................       (26,879,512)
Net change in unrealized appreciation .........        10,867,444
                                                    -------------
  NET LOSS ....................................       (16,012,068)
                                                    -------------
NET DECREASE ..................................     $ (17,736,305)
                                                    =============



                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS


                                                                             FOR THE SIX      FOR THE YEAR
                                                                            MONTHS ENDED          ENDED
                                                                          JANUARY 31, 2002    JULY 31, 2001
                                                                         ------------------ ----------------
                                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss .....................................................  $  (1,724,237)    $   (3,279,488)
Net realized loss .......................................................    (26,879,512)      (120,332,900)
Net change in unrealized appreciation ...................................     10,867,444        (28,418,462)
                                                                           -------------     --------------
  Net Decrease ..........................................................    (17,736,305)      (152,030,850)

Net decrease from transactions in shares of beneficial interest..........    (43,827,561)      (120,140,061)
                                                                           -------------     --------------
  Net Decrease ..........................................................    (61,563,866)      (272,170,911)
Net Assets:
Beginning of period .....................................................    310,909,235        583,080,146
                                                                           -------------     --------------
End of Period
(Including net investment losses of $1,724,237 and $0, respectively).....  $ 249,345,369     $  310,909,235
                                                                           =============     ==============

                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley 21st Century Trend Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of companies which are expected to benefit from the development of a modern worldwide economy. The Fund was organized as a Massachusetts business trust on September 29, 1999 and commenced operations on February 25, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY 21ST CENTURY TREND FUND
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) CONTINUED

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY 21ST CENTURY TREND FUND
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) CONTINUED

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $27,152,178 at January 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer

MORGAN STANLEY 21ST CENTURY TREND FUND
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) CONTINUED

representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $581,977 and $1,076, respectively and received approximately $12,412 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2002 aggregated $331,697,099 and $367,208,344, respectively.

For the six months ended January 31, 2002, the Fund incurred brokerage commissions with Morgan Stanley DW Inc. ("MSDW"), an affiliate of the Investment Manager and Distributor, of $5,783, for portfolio transactions executed on behalf of the Fund. At January 31, 2002, the Fund's payable for investments purchased included unsettled trades with MSDW, of $243,353.

For the six months ended January 31, 2002, the Fund incurred brokerage commissions of $53,568 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2002, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $1,002,294. At January 31, 2002, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $4,925,666.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $18,000.

5. FEDERAL INCOME TAX STATUS

At July 31, 2001, the Fund had a net capital loss carryover of approximately $147,940,000 which will be available through July 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $115,718,000 during fiscal 2001.

As of July 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY 21ST CENTURY TREND FUND
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:





                                                  FOR THE SIX                       FOR THE YEAR
                                                  MONTHS ENDED                         ENDED
                                                JANUARY 31, 2002                   JULY 31, 2001
                                        -------------------------------- ----------------------------------
                                                  (unaudited)
                                             SHARES          AMOUNT            SHARES            AMOUNT
                                        --------------- ----------------  ---------------- -----------------
CLASS A SHARES
Sold ..................................       108,079    $     588,362           804,989    $    6,227,236
Redeemed ..............................      (987,396)      (5,417,273)       (3,457,000)      (27,309,300)
                                           ----------    -------------       -----------    --------------
Net decrease - Class A ................      (879,317)      (4,828,911)       (2,652,011)      (21,082,064)
                                           ----------    -------------       -----------    --------------
CLASS B SHARES
Sold ..................................       709,391        3,858,873         4,868,881        38,858,725
Redeemed ..............................    (6,891,556)     (37,134,520)      (17,264,309)     (126,581,670)
                                           ----------    -------------       -----------    --------------
Net decrease - Class B ................    (6,182,165)     (33,275,647)      (12,395,428)      (87,722,945)
                                           ----------    -------------       -----------    --------------
CLASS C SHARES
Sold ..................................       196,215        1,055,110           535,479         4,220,358
Redeemed ..............................    (1,123,851)      (6,056,962)       (2,702,152)      (20,381,009)
                                           ----------    -------------       -----------    --------------
Net decrease - Class C ................      (927,636)      (5,001,852)       (2,166,673)      (16,160,651)
                                           ----------    -------------       -----------    --------------
CLASS D SHARES
Sold ..................................        41,672          224,652         1,119,282         9,032,993
Redeemed ..............................      (173,314)        (945,803)         (592,867)       (4,207,394)
                                           ----------    -------------       -----------    --------------
Net increase (decrease) - Class D .....      (131,642)        (721,151)          526,415         4,825,599
                                           ----------    -------------       -----------    --------------
Net decrease in Fund ..................    (8,120,760)   $ (43,827,561)      (16,687,697)   $ (120,140,061)
                                           ==========    =============       ===========    ==============

7. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At January 31, 2002, there were no outstanding forward contracts.

MORGAN STANLEY 21ST CENTURY TREND FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                              FOR THE PERIOD
                                                        FOR THE SIX        FOR THE YEAR     FEBRUARY 25, 2000*
                                                       MONTHS ENDED           ENDED              THROUGH
                                                     JANUARY 31, 2002     JULY 31, 2001       JULY 31, 2000
                                                    ------------------   ---------------   -------------------
                                                        (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............       $5.91               $8.38               $10.00
                                                         -----               -----               ------
Income (loss) from investment operations:
 Net investment income (loss) ....................       (0.02)               0.00                 0.00
 Net realized and unrealized loss ................       (0.27)              (2.47)               (1.62)
                                                         -----               -----               ------
Total loss from investment operations ............       (0.29)              (2.47)               (1.62)
                                                         -----               -----               ------
Net asset value, end of period ...................       $5.62               $5.91                $8.38
                                                         =====               =====                =====

TOTAL RETURN+.....................................       (4.91)%(1)         (29.47)%             (16.20)%(1)
RATIOS TO AVERAGE NET ASSETS (3):
Expenses .........................................        1.41 %(2)           1.20%                1.29 %(2)
Net investment income (loss) .....................       (0.61)%(2)           0.05%                0.06 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........     $17,425             $23,542              $55,552
Portfolio turnover rate ..........................         135 %(1)            352%                 195 %(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                              FOR THE PERIOD
                                                        FOR THE SIX        FOR THE YEAR     FEBRUARY 25, 2000*
                                                       MONTHS ENDED           ENDED              THROUGH
                                                     JANUARY 31, 2002     JULY 31, 2001       JULY 31, 2000
                                                    ------------------   ---------------   -------------------
                                                        (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............           $5.85             $8.35               $10.00
                                                            -----             -----               ------
Loss from investment operations:
 Net investment loss ............................           (0.04)            (0.06)               (0.03)
 Net realized and unrealized loss ...............           (0.28)            (2.44)               (1.62)
                                                            -----             -----               ------
Total loss from investment operations ...........           (0.32)            (2.50)               (1.65)
                                                            -----             -----               ------
Net asset value, end of period ..................           $5.53             $5.85                $8.35
                                                            =====             =====                =====
TOTAL RETURN+....................................           (5.47)%(1)       (29.94)%             (16.50)%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses ........................................            2.16 %(2)         2.03 %               2.04 %(2)
Net investment loss .............................           (1.36)%(2)        (0.78)%              (0.69)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........        $202,498          $250,092             $460,663
Portfolio turnover rate .........................             135 %(1)          352 %                195 %(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                              FOR THE PERIOD
                                                        FOR THE SIX        FOR THE YEAR     FEBRUARY 25, 2000*
                                                       MONTHS ENDED           ENDED              THROUGH
                                                     JANUARY 31, 2002     JULY 31, 2001       JULY 31, 2000
                                                    ------------------   ---------------   -------------------
                                                        (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............          $5.85            $8.35                $10.00
                                                           -----            -----                ------
Loss from investment operations:
 Net investment loss ............................          (0.04)           (0.06)                (0.03)
 Net realized and unrealized loss ...............          (0.28)           (2.44)                (1.62)
                                                           -----            -----                ------
Total loss from investment operations ...........          (0.32)           (2.50)                (1.65)
                                                           -----            -----                ------
Net asset value, end of period ..................          $5.53            $5.85                 $8.35
                                                           =====            =====                 =====
TOTAL RETURN+....................................          (5.47)%(1)      (29.94)%              (16.50)%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses ........................................           2.16 %(2)        2.03 %                2.04 %(2)
Net investment loss .............................          (1.36)%(2)       (0.78)%               (0.69)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........        $26,915          $33,860               $66,448
Portfolio turnover rate .........................            135 %(1)         352 %                 195 % (1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                              FOR THE PERIOD
                                                        FOR THE SIX        FOR THE YEAR     FEBRUARY 25, 2000*
                                                       MONTHS ENDED           ENDED              THROUGH
                                                     JANUARY 31, 2002     JULY 31, 2001       JULY 31, 2000
                                                    ------------------   ---------------   -------------------
                                                        (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............         $5.93             $8.38                $10.00
                                                          -----             -----                ------
Income (loss) from investment operations:
 Net investment income (loss) ...................         (0.01)             0.01                  0.01
 Net realized and unrealized loss ...............         (0.28)            (2.46)                (1.63)
                                                          -----             -----                ------
Total loss from investment operations ...........         (0.29)            (2.45)                (1.62)
                                                          -----             -----                ------
Net asset value, end of period ..................         $5.64             $5.93                 $8.38
                                                          =====             =====                 =====
TOTAL RETURN+....................................         (4.89)%(1)       (29.24)%              (16.20)%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses ........................................          1.16 %(2)         1.03 %                1.04 %(2)
Net investment income (loss) ....................         (0.36)%(2)         0.22 %                0.31 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........        $2,507            $3,415                  $418
Portfolio turnover rate .........................           135 %(1)          352 %                 195 %(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Michelle Kaufman
Vice President

Anita Kolleeny
Vice President

Alison Williams
Vice President

Thomas G. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is avaliable, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                       36186RPT



                                                           [MORGAN STANLEY LOGO]

MORGAN STANLEY
21ST CENTURY TREND FUND





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SEMIANNUAL REPORT
January 31, 2002